Tax expense - deferred tax rollforward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	€ 1,689
Deferred tax liabilities	1,628
Deferred tax liability (asset)	(61)	€ (877)
Recognized in Consolidated Income Statement	(906)	(867)
Recognized in Equity	(28)	(57)
Transferred to Assets/(Liabilities) Held for Sale		2
Translation differences and other changes	(68)	(8)
Deferred tax assets	1,096	1,689
Deferred tax liabilities	1,845	1,628
Deferred tax liability (asset) at end of period	749	(61)
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	3,673	4,127
Recognized in Consolidated Income Statement	100	470
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale		(10)
Translation differences and other changes	(254)	6
Deferred tax assets	3,319	3,673
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	1,470	1,487
Recognized in Consolidated Income Statement	(51)	41
Recognized in Equity	10	(1)
Transferred to Assets/(Liabilities) Held for Sale		(1)
Translation differences and other changes	(118)	22
Deferred tax assets	1,393	1,470
Lease Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	369	260
Recognized in Consolidated Income Statement	20	(106)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale		1
Translation differences and other changes	2	4
Deferred tax assets	351	369
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	151	166
Recognized in Consolidated Income Statement	(7)	15
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale		0
Translation differences and other changes	(25)	0
Deferred tax assets	133	151
Impairment of financial assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	166	155
Recognized in Consolidated Income Statement	18	1
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale		0
Translation differences and other changes	(7)	12
Deferred tax assets	141	166
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	188	246
Recognized in Consolidated Income Statement	(43)	56
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale		0
Translation differences and other changes	(30)	(2)
Deferred tax assets	201	188
Allowances for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	105	96
Recognized in Consolidated Income Statement	6	(13)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale		0
Translation differences and other changes	(35)	(4)
Deferred tax assets	64	105
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	702	685
Recognized in Consolidated Income Statement	(328)	22
Recognized in Equity	1	4
Transferred to Assets/(Liabilities) Held for Sale		(1)
Translation differences and other changes	(3)	42
Deferred tax assets	1,026	702
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	6,824	7,222
Recognized in Consolidated Income Statement	(285)	486
Recognized in Equity	11	3
Transferred to Assets/(Liabilities) Held for Sale		(11)
Translation differences and other changes	(470)	80
Deferred tax assets	6,628	6,824
Accelerated depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	2,330	2,296
Recognized in Consolidated Income Statement	164	33
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale		1
Translation differences and other changes	197	0
Deferred tax liabilities	2,297	2,330
Capitalized development assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	2,601	2,440
Recognized in Consolidated Income Statement	554	129
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale		0
Translation differences and other changes	157	(32)
Deferred tax liabilities	2,998	2,601
Other Intangible assets and Intangible assets with indefinite useful lives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	948	912
Recognized in Consolidated Income Statement	17	(36)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale		0
Translation differences and other changes	82	(72)
Deferred tax liabilities	883	948
Right of Use Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	365	260
Recognized in Consolidated Income Statement	(27)	101
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale		0
Translation differences and other changes	32	(4)
Deferred tax liabilities	306	365
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	77	91
Recognized in Consolidated Income Statement	3	9
Recognized in Equity	(31)	(22)
Transferred to Assets/(Liabilities) Held for Sale		0
Translation differences and other changes	(8)	1
Deferred tax liabilities	57	77
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	247	424
Recognized in Consolidated Income Statement	147	(156)
Recognized in Equity	(5)	(38)
Transferred to Assets/(Liabilities) Held for Sale		0
Translation differences and other changes	18	(17)
Deferred tax liabilities	371	247
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	6,568	6,423
Recognized in Consolidated Income Statement	858	80
Recognized in Equity	(36)	(60)
Transferred to Assets/(Liabilities) Held for Sale		1
Translation differences and other changes	478	(124)
Deferred tax liabilities	6,912	6,568
Deferred tax asset arising on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	4,861	4,963
Recognized in Consolidated Income Statement	(1,017)	(106)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale		(12)
Translation differences and other changes	(516)	(220)
Deferred tax assets	5,362	4,861
Unrecognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	5,056	4,885
Recognized in Consolidated Income Statement	(1,350)	(407)
Recognized in Equity	3	0
Transferred to Assets/(Liabilities) Held for Sale		(20)
Translation differences and other changes	(576)	256
Deferred tax assets	€ 5,827	€ 5,056